INVENTORIES	12 Months Ended
Jun. 30, 2012
INVENTORIES [Abstract]
INVENTORIES	4. INVENTORIES Inventories consisted of the following at June 30, 2012 and 2011:

	2012	2011
Finished goods	$364,630	$230,605
Raw materials	181,488	162,829
	$546,118	$393,434